Deferred taxation - Summary of deferred tax liabilities and assets, prior to offsetting of balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 9,528	$ 8,450
Deferred tax liabilities	(9,334)	(7,069)
Credited/(charged) to the income statement	(302)	393
Deferred tax assets	4,288	4,016
Recognised and unrecognised deferred tax assets	11,271	9,994
Unrecognised	6,983	5,978
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	2,790	2,152
Tax payable on unremitted earnings	146	99
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,290	1,461
Credited/(charged) to the income statement	(220)	98
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	627	540
Credited/(charged) to the income statement	87	(43)
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	5,562	4,710
Credited/(charged) to the income statement	542	785
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,084	1,024
Deferred tax liabilities	(7,106)	(5,378)
Credited/(charged) to the income statement	(364)	(323)
Post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	191	187
Deferred tax liabilities	(49)	(50)
Credited/(charged) to the income statement	46	28
Unrealised exchange losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	170	157
Deferred tax liabilities	(22)	(13)
Credited/(charged) to the income statement	(9)	(11)
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(471)	(391)
Credited/(charged) to the income statement	(6)	0
Capitalised and accrued interest
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(1,013)	(766)
Credited/(charged) to the income statement	(225)	(217)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	604	371
Deferred tax liabilities	(673)	(471)
Credited/(charged) to the income statement	(153)	76
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,133	1,293
Unused tax losses | Within 1 year or on demand
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 16	66
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 285	93
Unused tax losses | Expire within one to five years | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	5 years
Unused tax losses | Later than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 832	$ 1,134
Deferred tax loss recovery period	5 years